Accounts Receivable - Schedule of Accounts Receivable and the Allowance for Credit Losses (Details) ¥ in Thousands, $ in Thousands	6 Months Ended			12 Months Ended
	Jun. 30, 2026 CNY (¥)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 CNY (¥)	Dec. 31, 2025 CNY (¥)	Jun. 30, 2026 USD ($)
Schedule of Allowance for Credit Losses [Abstract]
Accounts receivable	¥ 51,147			¥ 31,621	$ 7,538
Allowance for credit losses	(4,170)			(4,420)	(614)
Balance amount	46,977			27,201	$ 6,924
Balance at beginning of the year	4,420	$ 651
Additional provision charged to expense	(250)	(37)		4,420
Balance at the end of the year	¥ 4,170	$ 614		¥ 4,420